Share based compensation - Summary of activities of the share options (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Number of share options
Outstanding at the beginning	21,444,931
Grant	4,657,083
Forfeiture	(1,000)
Exercise	(19,427,760)
Outstanding at the end	6,673,254	21,444,931
Exercisable	5,061,516
Weighted average exercise price
Outstanding at the beginning	¥ 5.78
Grant	21.04
Forfeiture	0.07
Exercise	5.44
Outstanding at the end	18.74	¥ 5.78
Exercisable	¥ 19.45
Weighted remaining contractual years and aggregate intrinsic value
Weighted remaining contractual years - Outstanding	9 years 2 months 4 days	8 years 4 months 6 days
Weighted remaining contractual years - Exercisable	9 years 3 months 14 days
Aggregate intrinsic value - Outstanding	¥ 180,862	¥ 764,494
Aggregate intrinsic value - Exercisable	¥ 133,571